Consolidated Balance Sheets (USD $) In Thousands	Jun. 30, 2011	Jun. 30, 2010
ASSETS
Cash and Cash Equivalents	$ 3,794	$ 0
Prepaid Expenses	46	0
Other Receivables	29	0
TOTAL CURRENT ASSETS	3,869	0
Restricted Cash	695	0
Investment in Interests in Corporate Jet	1,511	0
Capitalized Software Costs, Net	317	0
Equipment, Net	79	0
TOTAL ASSETS	6,471	0
LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)
Accounts Payable and Accrued Expenses	1,105	78
Current Portion of Loan Payable	49	0
TOTAL CURRENT LIABILITIES	1,154	78
Loans Payable, less current portion	891	0
Other Long-Term Liabilities	342	0
TOTAL LIABILITIES	2,387	78
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS’ EQUITY (DEFICIT):
Preferred stock, $0.001 par value, authorized 1,000,000 shares, no shares issued and outstanding	0	0
Common stock, $0.01 par value: authorized 300,000,000 shares, issued and outstanding 134,941,797 shares as of June 30, 2011 and authorized 1,000,000 shares, issued and outstanding 419,200 shares (as adjusted for the Reverse Split) as of June 30, 2010	139	4
Additional paid-in-capital	36,416	12,481
Accumulated deficit	(32,471)	(12,563)
TOTAL STOCKHOLDERS’ EQUITY (DEFICIT)	4,084	(78)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	$ 6,471	$ 0